Treasury Shares - Summary of Changes in Treasury Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Changes in treasury shares [Abstract]
Treasury shares at January 1	801,091	1,250,992
Acquisition	5,773,410	0
Disposal	(441,087)	(449,901)
Treasury shares at December 31	6,133,414	801,091